CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Jan. 31, 2012	Jan. 31, 2011
Current assets
Cash and cash equivalents	$ 266,077	$ 31,599	$ 19,737
Accounts receivable, net	23,480	34,495	14,148
Prepaid expenses and other current assets	4,353	4,261	1,307
Total current assets	293,910	70,355	35,192
Restricted cash	514	514	642
Property and equipment, net	9,700	8,919	2,418
Other assets	330	2,435	539
Total assets	304,454	82,223	38,791
Current liabilities
Accounts payable	2,558	1,455	1,442
Accrued payroll and compensation	11,685	16,142	7,445
Accrued expenses and other liabilities	6,699	7,711	2,563
Capital lease obligation, current portion			173
Deferred revenue, current portion	46,676	42,923	19,500
Term debt, current portion		982
Total current liabilities	67,618	69,213	31,123
Non-current liabilities
Deferred revenue, non-current	12,466	9,742	2,807
Preferred stock warrant liability		2,133	1,013
Other liabilities, non-current	424	561	402
Term debt, non-current		1,307
Total non-current liabilities	12,890	13,743	4,222
Total liabilities	80,508	82,956	35,345
Commitments and contingencies (Note 9)
Convertible preferred stock
Convertible preferred stock, $0.001 par value; 57,904,560 shares authorized; 56,730,194 issued and outstanding at January 31, 2011 and 56,930,194 issued and outstanding at January 31, 2012; (liquidation preference: $40,149,985); no shares authorized, issued or outstanding at April 30, 2012 (unaudited)		40,913	39,949
Stockholders' equity (deficit)
Preferred stock: $0.001 par value; 20,000,000 shares authorized; no shares authorized, issued or outstanding at January 31, 2011 and 2012; and no shares issued or outstanding at April 30, 2012 (unaudited)
Common stock, $0.001 par value; 106,511,960 shares authorized; 19,079,759 and 23,092,407 shares issued and outstanding at January 31, 2011 and 2012; 1,000,000,000 shares authorized; 95,619,042 shares issued and outstanding at April 30, 2012 (unaudited)	95	23	19
Accumulated other comprehensive income (loss)	(17)	(24)	2
Additional paid-in capital	298,356	12,373	6,502
Accumulated deficit	(74,488)	(54,018)	(43,026)
Total stockholders' equity (deficit)	223,946	(41,646)	(36,503)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 304,454	$ 82,223	$ 38,791